Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Summary of Analysis of Defined Benefit Pension Plans

Pension and other post-employment costs	2023 £m	2022 £m	2021 £m
UK pension schemes	96	114	185
US pension schemes	56	48	40
Other overseas pension schemes	146	154	153
Unfunded post-retirement healthcare schemes	58	53	37
	356	369	415
Analysed as:
Funded defined benefit/hybrid pension schemes	134	152	231
Unfunded defined benefit pension schemes	35	31	23
Unfunded post-retirement healthcare schemes	58	53	37
Defined benefit schemes	227	236	291
Defined contribution pension schemes	129	133	124
	356	369	415

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:
	2023 £m	2022 £m	2021 £m
Cost of sales	94	104	106
Selling, general and administration	91	90	136
Research and development	42	42	49
	227	236	291

Summary of Average Life Expectancy Assumed
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2043 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.1	28.0	27.3	28.7
Projected for 2043	28.2	29.2	28.9	30.2

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US	Rest of World
	2023 % pa	2022 % pa	2021 % pa	2023 % pa	2022 % pa	2021 % pa	2023 % pa	2022 % pa	2021 % pa
Rate of increase of future earnings	n/a	n/a	2.00	n/a	n/a	n/a	3.20	3.40	2.90
Discount rate	4.60	4.80	2.00	5.00	5.30	2.70	3.10	3.40	1.10
Expected pension increases	2.90	3.10	3.20	n/a	n/a	n/a	2.50	2.40	2.30
Cash balance credit/conversion rate	n/a	n/a	n/a	4.00	3.90	2.00	0.60	0.80	0.20
Inflation rate	2.90	3.10	3.20	2.50	2.50	2.25	2.00	2.30	1.90

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2023 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2023	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	5	91	96	12
Past service cost	3	–	–	3	–
Net interest cost	(5)	35	16	46	47
Gains from settlements	–	–	(6)	(6)	–
Expenses	14	16	–	30	(1)
	12	56	101	169	58

Remeasurement gains/(losses) recorded in the statement of comprehensive income	28	45	38	111	(40)

				Pensions	Post-retirement benefits
2022	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	13	7	126	146	22
Past service cost/(credit)	6	–	–	6	–
Net interest (income)/cost	(11)	20	9	18	32
Gains from settlements	–	–	(22)	(22)	–
Expenses	14	21	–	35	(1)
	22	48	113	183	53

Remeasurement gains/(losses) recorded in the statement of comprehensive income	(1,169)	36	261	(872)	228

				Pensions	Post-retirement benefits
2021	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	53	9	119	181	17
Past service cost/(credit)	27	2	(10)	19	(3)
Net interest (income)/cost	3	18	7	28	22
Gains from settlements	–	–	(2)	(2)	–
Expenses	15	12	2	29	–
	98	41	116	255	36

Remeasurement gains/(losses) recorded in the statement of comprehensive income[1]	572	98	186	856	68

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2023 £m	2022 £m	2021 £m
Recognised in other non-current assets:
Pension schemes in surplus	634	229	741
Recognised in pensions and other post-employment benefits:
Pension schemes in deficit	(1,397)	(1,585)	(1,870)
Post-retirement benefits	(943)	(994)	(1,243)
	(2,340)	(2,579)	(3,113)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2023		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,647	447	349	2,443
	– unlisted	–	–	2	2
Multi-asset funds		852	–	–	852
Property:	– listed	–	–	–	–
	– unlisted	467	119	24	610
Corporate bonds:	– listed	2,019	698	205	2,922
	– unlisted	–	–	15	15
Government bonds:	– listed	4,897	774	527	6,198
Insurance contracts		990	–	771	1,761
Other (liabilities)/assets		(1,374)	104	89	(1,181)
Fair value of assets		9,498	2,142	1,982	13,622
Present value of scheme obligations		(9,222)	(2,757)	(2,406)	(14,385)
Net surplus/(obligation)		276	(615)	(424)	(763)
Included in other non-current assets		457	–	177	634
Included in pensions and other post-employment benefits		(181)	(615)	(601)	(1,397)
		276	(615)	(424)	(763)
Actual return on plan assets		647	196	138	981

At 31 December 2022		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,351	437	371	2,159
	– unlisted	–	–	2	2
Multi-asset funds		1,101	–	–	1,101
Property:	– listed	–	–	19	19
	– unlisted	464	140	1	605
Corporate bonds:	– listed	1,692	779	124	2,595
	– unlisted	–	–	15	15
Government bonds:	– listed	4,048	723	558	5,329
Insurance contracts		1,003	–	691	1,694
Other (liabilities)/assets		(645)	181	89	(375)
Fair value of assets		9,014	2,260	1,870	13,144
Present value of scheme obligations		(9,117)	(3,030)	(2,353)	(14,500)
Net surplus/(obligation)		(103)	(770)	(483)	(1,356)
		—	—	—	—
Included in other non-current assets		109	–	120	229
Included in pensions and other post-employment benefits		(212)	(770)	(603)	(1,585)
		(103)	(770)	(483)	(1,356)

Actual return on plan assets		(4,710)	(253)	(550)	(5,513)

At 31 December 2021		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	3,954	522	731	5,207
	– unlisted	–	–	4	4
Multi-asset funds		1,415	–	–	1,415
Property:	– listed	–	–	68	68
	– unlisted	502	154	1	657
Corporate bonds:	– listed	1,503	975	140	2,618
	– unlisted	–	–	15	15
Government bonds:	– listed	5,054	724	984	6,762
Insurance contracts		1,334	–	917	2,251
Other (liabilities)/assets		(130)	149	72	91
Fair value of assets		13,632	2,524	2,932	19,088
Asset ceiling restrictions		–	–	(26)	(26)
Present value of scheme obligations		(13,299)	(3,248)	(3,644)	(20,191)
Net surplus/(obligation)		333	(724)	(738)	(1,129)

Included in Other non-current assets		606	–	135	741
Included in Pensions and other post-employment benefits		(273)	(724)	(873)	(1,870)
		333	(724)	(738)	(1,129)

Actual return on plan assets		541	97	48	686

Summary of Movements in Fair Values of Assets

				Pensions	Post-retirement benefits
Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m
Assets at 1 January 2021	13,582	2,635	2,989	19,206	–
Exchange adjustments	–	31	(184)	(153)	–
Interest income	187	57	18	262	–
Expenses	(15)	(12)	–	(27)	–
Settlements and curtailments	–	–	(7)	(7)	–
Remeasurement	354	40	30	424	–
Employer contributions	139	40	133	312	105
Scheme participants’ contributions	3	–	24	27	15
Benefits paid	(618)	(267)	(97)	(982)	(120)
Assets at 31 December 2021	13,632	2,524	2,906	19,062	–
Exchange adjustments	–	286	122	408	–
Interest income	271	71	28	370	–
Expenses	(14)	(21)	–	(35)	–
Settlements and curtailments	–	–	(8)	(8)	–
Remeasurement	(4,981)	(324)	(578)	(5,883)	–
Employer contributions	755	50	114	919	117
Scheme participants’ contributions	–	–	15	15	18
Transfer to assets held for sale/distribution	–	–	(624)	(624)	–
Benefits paid	(649)	(326)	(105)	(1,080)	(135)
Assets at 31 December 2022	9,014	2,260	1,870	13,144	–
Exchange adjustments	—	(125)	(84)	(209)	–
Interest income	430	111	60	601	–
Expenses	(14)	(16)	—	(30)	–
Settlements and curtailments	–	–	2	2	–
Remeasurement	217	85	78	380	–
Employer contributions	363	125	118	606	98
Scheme participants’ contributions	–	–	11	11	18
Transfer to assets held for sale/distribution	–	–	–	–	–
Benefits paid	(512)	(298)	(73)	(883)	(116)
Assets at 31 December 2023	9,498	2,142	1,982	13,622	–

Disclosure Of Pension Scheme Details

Scottish Limited Partnership	General Partner	Limited Partners
GSK (No. 1) Scottish Limited Partnership	GSK GP1 Ltd	GSK LP Ltd	Berkeley Square Pension Trustee Company Ltd acting on behalf of the GSK Pension Scheme (ceased to be a Limited Partner effective from 28 June 2023)
GSK (No. 2) Scottish Limited Partnership	GSK GP1 Ltd	GSK LP Ltd	Berkeley Square Pension Trustee Company Ltd acting on behalf of the GSK Pension Fund (ceased to be a Limited Partner effective from 28 June 2023)
GSK (No. 3) Scottish Limited Partnership	GSK GP2 Ltd	GSK LP Ltd	SmithKline Beecham Pension Plan Trustee Ltd acting on behalf of the SmithKline Beecham Pension Plan (ceased to be a Limited Partner effective from 28 June 2023)

Summary of Movements in Defined Benefit Obligations

				Pensions	Post-retirement benefits
Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m
Obligations at 1 January 2021	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)
Exchange adjustments	–	(40)	258	218	4
Service cost	(56)	(9)	(151)	(216)	(29)
Past service cost	(28)	(2)	25	(5)	(12)
Interest cost	(190)	(76)	(23)	(289)	(26)
Settlements and curtailments	–	–	17	17	–
Remeasurement	218	57	164	439	78
Scheme participants’ contributions	(3)	–	(24)	(27)	(15)
Benefits paid	618	267	97	982	120
Obligations at31 December 2021	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)
Exchange adjustments	–	(371)	(124)	(495)	(125)
Service cost	(13)	(7)	(126)	(146)	(22)
Past service cost	(6)	–	–	(6)	–
Interest cost	(260)	(91)	(37)	(388)	(32)
Settlements and curtailments	–	–	29	29	–
Remeasurement	3,812	360	839	5,011	228
Scheme participants’ contributions	–	–	(15)	(15)	(18)
Transfer to assets held for sale/distribution	–	–	621	621	83
Benefits paid	649	326	105	1,080	135
Obligations at 31 December 2022	(9,117)	(3,031)	(2,352)	(14,500)	(994)
Exchange adjustments	–	166	87	253	53
Service cost	–	(5)	(91)	(96)	(13)
Past service cost	(3)	–	–	(3)	–
Interest cost	(425)	(145)	(76)	(646)	(47)
Settlements and curtailments	–	–	4	4	–
Remeasurement	(189)	(40)	(40)	(269)	(40)
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Transfer to assets held for sale/distribution	–	–	–	–	–
Benefits paid	512	298	73	883	116
Obligations at 31 December 2023	(9,222)	(2,757)	(2,406)	(14,385)	(943)

Summary Of Funded And Unfunded Defined Benefit Pension Obligation	The defined benefit pension obligation is analysed as follows:

	2023 £m	2022 £m	2021 £m
Funded	(13,782)	(13,887)	(19,419)
Unfunded	(603)	(613)	(772)
	(14,385)	(14,500)	(20,191)

Summary of Net Defined Benefit Liability
The movement in the net defined benefit liability is as follows:

	2023 £m	2022 £m	2021 £m
At 1 January	(1,356)	(1,129)	(2,104)
Exchange adjustments	44	(87)	65
Service cost	(96)	(146)	(216)
Past service cost	(3)	(6)	(5)
Interest cost	(45)	(18)	(27)
Settlements and curtailments	6	21	10
Remeasurements:
Return on plan assets, excluding amounts included in interest	380	(5,883)	424
(Loss)/gain from change in demographic assumptions	135	92	(62)
Gain/(loss) from change in financial assumptions	(137)	5,868	716
Experience (loss)/gain	(267)	(949)	(215)
Employer contributions	606	919	312
Transfer to assets held for sale/distribution	–	(3)	–
Expenses	(30)	(35)	(27)
At 31 December	(763)	(1,356)	(1,129)
The remeasurements included within post-retirement benefits are detailed below:

	2023 £m	2022 £m	2021 £m
Gain from change in demographic assumptions	7	21	19
Gain/(loss) from change in financial assumptions	(43)	219	35
Experience gains	(4)	(12)	24
	(40)	228	78

Summary of Defined Benefit Pension Obligation Analysed by Membership Category	The defined benefit pension obligation analysed by membership category is as follows:

	2023 £m	2022 £m	2021 £m
Active	1,508	1,390	4,196
Retired	8,730	8,540	11,115
Deferred	4,147	4,570	4,880
	14,385	14,500	20,191

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category	The post-retirement benefit obligation analysed by membership category is as follows:

	2023 £m	2022 £m	2021 £m
Active	277	306	494
Retired	666	688	748
Deferred	–	–	1
	943	994	1,243

Summary of Weighted Average Duration of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is as follows:

	2023 years	2022 years	2021 years
Pension benefits	11	12	15
Post-retirement benefits	10	10	12

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs
The effect of changes in assumptions used on the benefit obligations and on the 2024 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m
Discount rate
(Decrease)/increase in annual pension cost	(18)	18
Increase/(decrease) in annual post-retirement benefits cost	1	(1)
(Decrease)/increase in pension obligation	(373)	391
(Decrease)/increase in post-retirement benefits obligation	(20)	22
	0.75% increase £m	0.75% decrease £m
(Decrease)/increase in annual pension cost	(58)	51
Increase/(decrease) in annual post-retirement benefits cost	3	(3)
(Decrease)/increase in pension obligation	(1,071)	1,231
(Decrease)/increase in post-retirement benefits obligation	(57)	66

	0.25% increase £m	0.25% decrease £m
Inflation rate
Increase/(decrease) in annual pension cost	16	(14)
Increase/(decrease) in pension obligation	289	(280)
	0.75% increase £m	0.75% decrease £m
Increase/(decrease) in annual pension cost	46	(40)
Increase/(decrease) in pension obligation	897	(803)

	1 year increase £m
Life expectancy
Increase in annual pension cost	20
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	432
Increase in post-retirement benefits obligation	32

	1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	34